TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – May 31, 2022 (Unaudited)

Par Value			Value

BANK NOTES - 0.75%
		Financials - 0.75%
$3,975,000		Citizens Bank NA,
		3 Month LIBOR USD + 0.950%
		1.933%, 03/29/23 (a)	$3,986,483
5,000,000		Truist Bank,
		SOFR + 0.730%
		1.169%, 03/09/23 (a)	5,008,969
		Total Bank Notes	8,995,452
		(Cost $8,996,849)

ASSET BACKED SECURITIES* - 0.03%
		Federal National Mortgage Association REMIC - 0.03%
35,965		Series 2001-W4, Class AV1
		1 Month LIBOR USD + 0.140%
		0.948%, 02/25/32 (a)	35,669
49,872		Series 2002-W2, Class AV1
		1 Month LIBOR USD + 0.130%
		0.928%, 06/25/32 (a)	48,556
269,911		Series 2002-T7, Class A1
		1 Month LIBOR USD + 0.220%
		1.226%, 07/25/32 (a)	265,202
		Total Asset Backed Securities	349,427
		(Cost $355,747)

COLLATERALIZED MORTGAGE OBLIGATIONS - 63.78%
		Federal Home Loan Mortgage Corporation REMIC - 6.05%
610		Series 1448, Class F
		1 Month LIBOR USD + 1.400%
		2.275%, 12/15/22 (a)(b)	611
210,293		Series 2977, Class M
		5.000%, 05/15/25 (c)	213,768
934,063		Series 3702, Class FG
		1 Month LIBOR USD + 0.450%
		1.325%, 08/15/32 (a)(d)	935,229
975,387		Series 3346, Class FT
		1 Month LIBOR USD + 0.350%
		1.225%, 10/15/33 (a)(c)(d)	972,778
690,556		Series 3208, Class FH
		1 Month LIBOR USD + 0.400%
		1.275%, 08/15/36 (a)	689,641
54,312		Series 3231, Class FB
		1 Month LIBOR USD + 0.350%
		1.225%, 10/15/36 (a)	54,095
34,225		Series 3314, Class FC
		1 Month LIBOR USD + 0.400%
		1.275%, 12/15/36 (a)	34,169
538,620		Series 4248, Class QF
		1 Month LIBOR USD + 0.500%
		1.375%, 06/15/39 (a)(d)	539,926
117,642		Series 3545, Class FA
		1 Month LIBOR USD + 0.850%
		1.725%, 06/15/39 (a)	120,029
8,777,526		Series 4942, Class FB
		1 Month LIBOR USD + 0.500%
		1.375%, 04/15/40 (a)(d)	8,797,029
213,529		Series 3827, Class KF
		1 Month LIBOR USD + 0.370%
		1.245%, 03/15/41 (a)	213,262
31,806		Series 3868, Class FA
		1 Month LIBOR USD + 0.400%
		1.275%, 05/15/41 (a)	31,742
52,389		Series 4109, Class EC
		2.000%, 12/15/41 (b)(d)	42,807
5,370,370		Series 4606, Class FL
		1 Month LIBOR USD + 0.500%
		1.375%, 12/15/44 (a)(d)	5,369,030
1,702,962		Series 4566, Class FA
		1 Month LIBOR USD + 0.500%
		1.375%, 04/15/46 (a)	1,709,490
1,965,734		Series 4689, Class FD
		1 Month LIBOR USD + 0.350%
		1.225%, 06/15/47 (a)	1,949,617
2,328,100		Series 4748, Class DF
		1 Month LIBOR USD + 0.300%
		1.175%, 08/15/47 (a)(c)	2,305,749
2,381,876		Series 4735, Class FB
		1 Month LIBOR USD + 0.350%
		1.225%, 12/15/47 (a)	2,367,519
4,602,385		Series 4795, Class FB
		1 Month LIBOR USD + 0.300%
		1.175%, 06/15/48 (a)	4,548,856
4,447,113		Series 4907, Class AF
		1 Month LIBOR USD + 0.500%
		1.506%, 09/25/48 (a)(d)	4,454,724
2,674,207		Series 4875, Class F
		1 Month LIBOR USD + 0.450%
		1.325%, 04/15/49 (a)(c)	2,672,883
6,387,626		Series 4980, Class FP
		1 Month LIBOR USD + 0.400%
		1.406%, 07/25/49 (a)	6,360,762
3,464,462		Series 4906, Class QF
		1 Month LIBOR USD + 0.450%
		1.456%, 09/25/49 (a)	3,460,920
4,582,036		Series 4937, Class MF
		1 Month LIBOR USD + 0.450%
		1.456%, 12/25/49 (a)	4,575,231
6,776,605		Series 4981, Class GF
		1 Month LIBOR USD + 0.400%
		1.406%, 06/25/50 (a)	6,745,257
3,640,774		Series 4981, Class JF
		1 Month LIBOR USD + 0.400%
		1.406%, 06/25/50 (a)	3,632,219
3,516,182		Series 4982, Class F
		1 Month LIBOR USD + 0.450%
		1.456%, 06/25/50 (a)(c)	3,527,656
6,215,921		Series 4336, Class FA
		1 Month LIBOR USD + 0.550%
		1.425%, 02/15/54 (a)(d)	6,184,351
			72,509,350
		Federal National Mortgage Association REMIC - 6.71%
894		Series 1992-137, Class F
		1 Month LIBOR USD + 1.000%
		2.006%, 08/25/22 (a)	894
5,311		Series 1993-27, Class F
		1 Month LIBOR USD + 1.150%
		2.156%, 02/25/23 (a)(e)	5,330
8,047		Series 1998-21, Class F
		H15T1Y + 0.350%
		1.900%, 03/25/28 (a)	8,039
75,196		Series 2000-16, Class ZG
		8.500%, 06/25/30 (b)	85,924
69,235		Series 2000-32, Class Z
		7.500%, 10/18/30	77,062
95,352		Series 2006-45, Class TF
		1 Month LIBOR USD + 0.400%
		1.406%, 06/25/36 (a)	95,246
137,398		Series 2006-76, Class QF
		1 Month LIBOR USD + 0.400%
		1.406%, 08/25/36 (a)(c)	137,250
134,327		Series 2006-79, Class PF
		1 Month LIBOR USD + 0.400%
		1.406%, 08/25/36 (a)(c)	134,172
306,894		Series 2006-111, Class FA
		1 Month LIBOR USD + 0.380%
		1.386%, 11/25/36 (a)	306,175
125,487		Series 2007-75, Class VF
		1 Month LIBOR USD + 0.450%
		1.456%, 08/25/37 (a)	125,639
116,471		Series 2007-92, Class OF
		1 Month LIBOR USD + 0.570%
		1.576%, 09/25/37 (a)	117,126
125,127		Series 2007-86, Class FC
		1 Month LIBOR USD + 0.570%
		1.576%, 09/25/37 (a)	125,935
286,738		Series 2007-85, Class FC
		1 Month LIBOR USD + 0.540%
		1.546%, 09/25/37 (a)	288,187
163,593		Series 2007-99, Class FD
		1 Month LIBOR USD + 0.600%
		1.606%, 10/25/37 (a)	164,683
15,199		Series 2009-84, Class WF
		1 Month LIBOR USD + 1.100%
		2.106%, 10/25/39 (a)	15,692
286,240		Series 2010-123, Class FL
		1 Month LIBOR USD + 0.430%
		1.436%, 11/25/40 (a)(c)	286,530
569,495		Series 2011-110, Class FE
		1 Month LIBOR USD + 0.400%
		1.406%, 04/25/41 (a)(c)	569,377
286,308		Series 2011-63, Class FG
		1 Month LIBOR USD + 0.450%
		1.456%, 07/25/41 (a)	286,486
294,505		Series 2012-38, Class JE
		3.250%, 04/25/42 (c)	283,075
1,790,625		Series 2013-92, Class FA
		1 Month LIBOR USD + 0.550%
		1.556%, 09/25/43 (a)	1,800,021
680,705		Series 2013-118, Class FB
		1 Month LIBOR USD + 0.520%
		1.526%, 12/25/43 (a)	684,161
1,136,776		Series 2015-30, Class AB
		3.000%, 05/25/45	1,113,488
2,770,350		Series 2016-62, Class FH
		1 Month LIBOR USD + 0.400%
		1.406%, 09/25/46 (a)	2,766,366
7,017,306		Series 2016-83, Class FK
		1 Month LIBOR USD + 0.500%
		1.506%, 11/25/46 (a)	7,041,482
1,863,600		Series 2017-39, Class FT
		1 Month LIBOR USD + 0.400%
		1.406%, 05/25/47 (a)	1,854,963
2,437,948		Series 2017-112, Class FC
		1 Month LIBOR USD + 0.350%
		1.356%, 01/25/48 (a)	2,417,936
792,777		Series 2008-22, Class FD
		1 Month LIBOR USD + 0.840%
		1.846%, 04/25/48 (a)(d)	811,230
4,589,838		Series 2019-25, Class PF
		1 Month LIBOR USD + 0.450%
		1.456%, 06/25/49 (a)(c)	4,588,213
4,482,089		Series 2019-33, Class CF
		1 Month LIBOR USD + 0.470%
		1.476%, 07/25/49 (a)	4,480,253
1,207,410		Series 2019-35, Class EF
		1 Month LIBOR USD + 0.450%
		1.456%, 07/25/49 (a)	1,205,782
5,012,418		Series 2019-50, Class CF
		1 Month LIBOR USD + 0.450%
		1.456%, 09/25/49 (a)(c)	5,007,292
3,531,002		Series 2019-61, Class F
		1 Month LIBOR USD + 0.500%
		1.506%, 11/25/49 (a)(c)	3,537,046
2,368,997		Series 2020-17, Class PF
		1 Month LIBOR USD + 0.450%
		1.456%, 03/25/50 (a)(c)	2,364,493
6,335,105		Series 2020-26, Class GF
		1 Month LIBOR USD + 0.500%
		1.506%, 05/25/50 (a)(c)	6,349,286
7,510,809		Series 2020-38, Class NF
		1 Month LIBOR USD + 0.450%
		1.456%, 06/25/50 (a)	7,503,412
14,664,510		Series 2020-34, Class F
		1 Month LIBOR USD + 0.450%
		1.456%, 06/25/50 (a)	14,649,666
3,229,482		Series 2017-96, Class FA
		1 Month LIBOR USD + 0.400%
		1.406%, 12/25/57 (a)	3,219,214
5,994,798		Series 2018-72, Class FB
		1 Month LIBOR USD + 0.350%
		1.356%, 10/25/58 (a)	5,953,412
			80,460,538
		Government National Mortgage Association - 51.02%
3,980,981		Series 2019-54, Class HF
		1 Month SOFR + 0.400%
		0.916%, 04/20/44 (a)	3,908,107
2,638,933		Series 2017-H07, Class FC
		1 Month LIBOR USD + 0.520%
		0.958%, 03/20/67 (a)	2,624,964
5,843,669		Series 2017-H11, Class FV
		1 Month LIBOR USD + 0.500%
		0.938%, 05/20/67 (a)	5,810,517
3,017,479		Series 2018-H01, Class FC
		1 Month LIBOR USD + 0.400%
		0.838%, 01/20/68 (a)	2,991,439
2,589,471		Series 2019-H04, Class FB
		1 Month LIBOR USD + 0.550%
		0.988%, 03/20/69 (a)	2,563,488
4,958,304		Series 2020-H04, Class FL
		1 Month LIBOR USD + 0.500%
		0.938%, 05/20/69 (a)	4,926,871
2,499,069		Series 2019-H15, Class NF
		1 Month LIBOR USD + 0.630%
		1.068%, 05/20/69 (a)	2,484,225
5,218,890		Series 2019-H10, Class FC
		1 Month LIBOR USD + 0.650%
		1.088%, 06/20/69 (a)	5,195,917
2,997,178		Series 2019-H15, Class EF
		1 Month LIBOR USD + 0.630%
		1.068%, 09/20/69 (a)	2,986,454
3,403,001		Series 2019-H19, Class FC
		1 Month LIBOR USD + 0.750%
		1.188%, 10/20/69 (a)	3,412,330
3,278,285		Series 2019-H16, Class FA
		1 Month LIBOR USD + 0.700%
		1.138%, 10/20/69 (a)	3,276,046
6,196,510		Series 2019-H20, Class AF
		1 Month LIBOR USD + 0.650%
		1.088%, 11/20/69 (a)	6,170,379
13,063,064		Series 2020-H04, Class FH
		1 Month LIBOR USD + 0.600%
		1.038%, 02/20/70 (a)	12,947,513
8,909,334		Series 2020-H04, Class AF
		1 Month LIBOR USD + 0.750%
		1.188%, 02/20/70 (a)	8,908,679
5,716,268		Series 2020-H05, Class FK
		1 Month LIBOR USD + 0.610%
		1.048%, 03/20/70 (a)	5,682,928
35,565,531		Series 2021-H03, Class FA
		30-day Average SOFR + 0.380%
		0.879%, 04/20/70 (a)	35,388,874
10,816,918		Series 2020-H09, Class FD
		1 Month LIBOR USD + 0.800%
		1.238%, 05/20/70 (a)	10,850,683
9,667,482		Series 2020-H10, Class FA
		1 Month LIBOR USD + 0.550%
		0.988%, 06/20/70 (a)	9,601,112
12,454,694		Series 2020-H12, Class GF
		1 Month LIBOR USD + 0.530%
		0.968%, 07/20/70 (a)	12,357,735
4,395,276		Series 2020-H13, Class FK
		1 Month LIBOR USD + 0.500%
		0.938%, 07/20/70 (a)	4,374,037
14,392,224		Series 2020-H16, Class LF
		1 Month LIBOR USD + 1.050%
		1.488%, 09/20/70 (a)	14,660,736
19,480,552		Series 2020-H16, Class FK
		1 Month LIBOR USD + 0.450%
		0.888%, 09/20/70 (a)	19,244,498
9,678,641		Series 2020-H22, Class HF
		2.424%, 10/20/70 (a)	10,302,488
10,636,001		Series 2021-H01, Class F
		1 Month LIBOR USD + 0.400%
		0.838%, 11/20/70 (a)	10,479,518
20,351,061		Series 2021-H04, Class FD
		30-day Average SOFR + 1.150%
		1.649%, 12/20/70 (a)	20,923,791
18,420,117		Series 2021-H11, Class FA
		30-day Average SOFR + 1.500%
		1.999%, 12/20/70 (a)	19,254,209
12,243,666		Series 2021-H03, Class JF
		30-day Average SOFR + 1.250%
		1.749%, 01/20/71 (a)	12,686,063
14,661,941		Series 2021-H05, Class HF
		30-day Average SOFR + 0.550%
		1.049%, 02/20/71 (a)	14,624,079
16,871,242		Series 2021-H03, Class FJ
		30-day Average SOFR + 1.150%
		1.649%, 02/20/71 (a)	17,317,327
20,303,107		Series 2021-H04, Class FC
		30-day Average SOFR + 1.150%
		1.649%, 02/20/71 (a)	20,898,585
17,901,618		Series 2021-H04, Class FB
		30-day Average SOFR + 1.200%
		1.699%, 02/20/71 (a)	18,503,297
13,340,008		Series 2021-H04, Class FA
		30-day Average SOFR + 1.250%
		1.749%, 02/20/71 (a)	13,808,502
28,064,511		Series 2021-H05, Class FJ
		30-day Average SOFR + 0.750%
		1.249%, 03/20/71 (a)	28,241,177
23,226,968		Series 2021-H06, Class LF
		30-day Average SOFR + 1.500%
		1.999%, 03/20/71 (a)	24,394,648
18,906,604		Series 2021-H05, Class JF
		30-day Average SOFR + 0.750%
		1.249%, 03/20/71 (a)	19,049,080
10,183,274		Series 2021-H05, Class FK
		30-day Average SOFR + 0.730%
		1.229%, 03/20/71 (a)	10,255,644
22,710,089		Series 2021-H08, Class FP
		30-day Average SOFR + 1.500%
		1.999%, 04/20/71 (a)	23,556,491
25,434,675		Series 2021-H08, Class NF
		30-day Average SOFR + 1.500%
		1.999%, 04/20/71 (a)	26,699,445
22,544,432		Series 2021-H06, Class PF
		30-day Average SOFR + 1.500%
		1.999%, 04/20/71 (a)	23,691,905
21,598,526		Series 2021-H07, Class FL
		30-day Average SOFR + 0.950%
		1.449%, 04/20/71 (a)	21,976,293
22,883,077		Series 2021-H09, Class GF
		30-day Average SOFR + 1.500%
		1.999%, 04/20/71 (a)	23,749,110
18,639,365		Series 2021-H06, Class FN
		30-day Average SOFR + 0.900%
		1.399%, 04/20/71 (a)	18,926,460
24,250,966		Series 2021-H10, Class FB
		30-day Average SOFR + 1.500%
		1.999%, 06/20/71 (a)	25,523,795
24,686,171		Series 2021-H11, Class FM
		30-day Average SOFR + 1.500%
		1.999%, 07/20/71 (a)	25,997,596
			611,227,035
		Total Collateralized Mortgage Obligations	764,196,923
		(Cost $773,325,927)

MORTGAGE-BACKED OBLIGATIONS - 11.39%
		Federal Home Loan Mortgage Corporation - 0.01%
470		6 Month LIBOR USD + 1.625%
		2.375%, 11/01/22 (a)	470
742		6 Month LIBOR USD + 1.095%
		1.254%, 11/01/22 (a)	740
5,528		6 Month LIBOR USD + 2.237%
		2.980%, 10/01/24 (a)	5,511
147,666		H15T3Y + 2.541%
		2.932%, 08/01/28 (a)	146,724
27,979		H15T1Y + 1.920%
		3.045%, 05/01/31 (a)	27,958
			181,403
		Federal Home Loan Mortgage Corporation Gold - 0.00%
283		3.500%, 10/01/22	286
62		4.500%, 07/01/23	64
			350
		Federal National Mortgage Association - 10.70%
29,554		5.000%, 03/01/27	30,311
12,256		COFI + 1.254%
		2.162%, 07/01/27 (a)	12,292
30,395		COFI + 1.504%
		4.685%, 01/01/29 (a)	30,855
4,833		COFI + 1.504%
		4.670%, 02/01/29 (a)	4,906
5,000,000		1 Month LIBOR USD + 0.520%
		1.323%, 05/01/29 (a)	4,998,922
5,000,000		1 Month LIBOR USD + 0.580%
		1.383%, 06/01/29 (a)	4,999,024
5,897		COFI + 1.695%
		1.937%, 08/01/29 (a)	5,890
31,131,000		30-day Average SOFR + 0.390%
		0.677%, 12/01/30 (a)	31,124,269
30,870,000		30-day Average SOFR + 0.350%
		0.637%, 01/01/31 (a)	30,861,754
3,675,000		30-day Average SOFR + 0.380%
		0.667%, 01/01/31 (a)	3,674,210
28,150,000		30-day Average SOFR + 0.390%
		0.677%, 01/01/31 (a)	28,144,405
20,100,000		30-day Average SOFR + 0.250%
		0.537%, 04/01/31 (a)	20,090,884
38,384		12 Month LIBOR USD + 1.755%
		2.005%, 07/01/32 (a)	38,262
7,369		6.000%, 08/01/32	7,780
147,257		H15T1Y + 2.625%
		2.998%, 09/01/32 (a)	146,967
9,751		12 Month LIBOR USD + 1.225%
		1.475%, 01/01/33 (a)	9,700
10,398		H15T1Y + 2.182%
		2.463%, 06/01/33 (a)	10,718
200,487		COFI + 1.254%
		4.592%, 08/01/33 (a)	223,990
1,037		6.000%, 11/01/33	1,120
117,764		H15T1Y + 2.042%
		3.042%, 04/01/34 (a)	123,178
353,639		12 Month US Treasury Average + 1.144%
		1.363%, 08/01/34 (a)	355,301
25,933		6.000%, 09/01/34	27,385
121,071		12 Month LIBOR USD + 1.713%
		1.993%, 07/01/37 (a)	125,097
54,282		6.500%, 11/01/37	55,069
13,858		6.000%, 06/01/38	14,626
17,488		6.000%, 09/01/38	18,518
7,049		6.000%, 09/01/38	7,643
5,781		6.000%, 11/01/38	6,099
1,512		6.000%, 10/01/39	1,595
923,735		12 Month LIBOR USD + 1.717%
		1.973%, 07/01/40 (a)	945,899
1,441,323		12 Month LIBOR USD + 1.755%
		2.123%, 02/01/42 (a)	1,488,284
257,263		12 Month LIBOR USD + 1.745%
		2.198%, 05/01/42 (a)	264,463
296,168		12 Month US Treasury Average + 1.153%
		1.372%, 08/01/44 (a)	297,483
			128,146,899
		Government National Mortgage Association - 0.68%
5,220		7.000%, 04/15/26	5,410
70,180		H15T1Y + 2.000%
		2.375%, 04/20/34 (a)	69,888
239,981		H15T1Y + 1.500%
		1.875%, 06/20/34 (a)	241,730
361,940		H15T1Y + 1.500%
		1.625%, 08/20/34 (a)	362,513
15,457		H15T1Y + 1.500%
		1.875%, 05/20/42 (a)	15,657
13,160		H15T1Y + 1.500%
		1.875%, 06/20/42 (a)	13,331
74,956		H15T1Y + 1.500%
		1.625%, 07/20/42 (a)	75,429
7,567		H15T1Y + 1.500%
		1.750%, 10/20/42 (a)	7,599
14,777		H15T1Y + 1.500%
		1.750%, 12/20/42 (a)	14,837
1,394,557		12 Month LIBOR USD + 1.705%
		1.978%, 11/20/68 (a)	1,425,687
2,959,701		12 Month LIBOR USD + 1.878%
		2.400%, 06/20/69 (a)	3,072,150
2,788,341		12 Month LIBOR USD + 1.509%
		1.869%, 09/20/69 (a)	2,845,351
			8,149,582
		Total Mortgage-Backed Obligations	136,478,234
		(Cost $136,575,414)

AGENCY DEBENTURES - 0.10%
		Other Agency Debentures - 0.10%
1,250,000		Sri Lanka Government AID Bond
		3 Month LIBOR USD + 0.300%
		1.635%, 11/01/24 (a)(f)(g)	1,250,000
		Total Agency Debentures	1,250,000
		(Cost $1,250,000)

U.S. TREASURY OBLIGATIONS - 1.29%
		United States Treasury Notes & Bonds - 1.29%
15,500,000		1.296%, 10/20/22 (h)	15,419,819
		Total U.S. Treasury Obligations	15,419,819
		(Cost $15,422,505)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 7.89%
		FHLMC, Multifamily Structured Pass Through Certificates
414,972		Series K-F29, Class A
		1 Month LIBOR USD + 0.360%
		1.163%, 02/25/24 (a)(d)	415,103
253,033		Series K-BF1, Class A
		1 Month LIBOR USD + 0.390%
		1.193%, 07/25/24 (a)(d)	252,773
2,607,645		Series K-F49, Class A
		1 Month LIBOR USD + 0.340%
		1.143%, 06/25/25 (a)(d)	2,605,415
6,189,322		Series K-F55, Class A
		1 Month LIBOR USD + 0.510%
		1.313%, 11/25/25 (a)(d)	6,207,275
2,709,904		Series K-F62, Class A
		1 Month LIBOR USD + 0.480%
		1.283%, 04/25/26 (a)(d)	2,717,657
5,426,379		Series K-F77, Class AL
		1 Month LIBOR USD + 0.700%
		1.503%, 02/25/27 (a)(d)	5,461,360
153,277		Series K-F30, Class A
		1 Month LIBOR USD + 0.370%
		1.173%, 03/25/27 (a)(d)	152,971
1,729,461		Series K-F81, Class AS
		30-day Average SOFR + 0.400%
		0.687%, 06/25/27 (a)(d)	1,726,406
4,447,185		Series K-F81, Class AL
		1 Month LIBOR USD + 0.360%
		1.163%, 06/25/27 (a)(d)	4,443,271
716,802		Series K-F86, Class AS
		30-day Average SOFR + 0.320%
		0.607%, 08/25/27 (a)(d)	715,131
1,691,271		Series K-F50, Class A
		1 Month LIBOR USD + 0.400%
		1.203%, 07/25/28 (a)(d)	1,690,368
3,748,125		Series K-F66, Class A
		1 Month LIBOR USD + 0.520%
		1.323%, 07/25/29 (a)(d)	3,746,997
5,000,000		Series K-S13, Class A
		1 Month LIBOR USD + 0.660%
		1.463%, 09/25/29 (a)(d)	5,044,902
15,000,000		Series K-L06, Class AFL
		1 Month LIBOR USD + 0.370%
		1.173%, 12/25/29 (a)(d)	15,010,044
5,977,359		Series K-F75, Class AL
		1 Month LIBOR USD + 0.510%
		1.313%, 12/25/29 (a)(d)	6,001,297
2,689,812		Series K-F75, Class AS
		SOFR + 0.550%
		0.837%, 12/25/29 (a)(d)	2,690,752
18,418,866		Series K-F87, Class AL
		1 Month LIBOR USD + 0.350%
		1.153%, 08/25/30 (a)	18,468,321
17,123,791		Series K-F92, Class AL
		1 Month LIBOR USD + 0.330%
		1.133%, 10/25/30 (a)(d)	17,174,375
		Total U.S. Government-Backed Obligations	94,524,418
		(Cost $94,302,324)

REPURCHASE AGREEMENTS - 14.61%
175,000,000		RBC Capital Markets, 1.070%, Dated 05/31/2022, matures 07/05/2022, repurchase price $175,182,049
		(collateralized by $177,370,000 par amount of Domestic Municipal Securities
		of 2.888% to 5.500% due 01/01/29 to 05/15/52, total market value $181,675,402)	175,000,000
		Total Repurchase Agreements	175,000,000
		(Cost $175,000,000)
		Total Investments - 99.84%	1,196,214,273
		(Cost $1,205,228,766)
		Net Other Assets and Liabilities - 0.16%	1,881,226
		Net Assets - 100.00%	$1,198,095,499

	*	See Note A.
	(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2022. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

	(b)	The security has Sequential collateral.
	(c)	The security has PAC (Planned Amortization Class) collateral.
	(d)	The security has Structured collateral.
	(e)	The security has Support collateral.
	(f)
Security has been valued at fair market value as determned in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2022, the value of this security amounted to $1,250,000 or 0.10% of net assets. Investment categorized as a significant unobservable input (Level 3).

	(g)	Illiquid security. The total market value of this security was $1,250,000, representing 0.10% of net assets.
	(h)	Discount Note. Rate shown is yield at time of purchase.

Explanation of Abbreviations and Acronyms:
COFI	11th District Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – May 31, 2022 (Unaudited)

Par Value		Value

BANK NOTES - 11.24%
	Financials - 11.24%
$6,308,000	Citizens Bank NA,
	2.250%, 04/28/25	$6,060,374
3,000,000	Discover Bank,
	4.200%, 08/08/23	3,033,126
20,000,000	2.450%, 09/12/24	19,484,625
3,100,000	First Republic Bank,
	SOFR + 0.620%
	1.912%, 02/12/24 (a)	3,071,621
20,562,000	First-Citizens Bank & Trust Co.,
	SOFR + 1.715%
	2.969%, 09/27/25 (a)	20,122,204
10,000,000	Huntington National Bank,
	SOFR + 1.205%
	4.008%, 05/16/25 (a)	10,061,638
5,200,000	Manufacturers & Traders Trust Co.,
	2.900%, 02/06/25	5,138,003
4,000,000	PNC Bank NA,
	2.500%, 08/27/24	3,950,510
	Total Bank Notes	70,922,101
	(Cost $74,167,231)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.06%
	Federal Home Loan Mortgage Corporation REMIC - 1.50%
	Series 1448, Class F
1,423	1 Month LIBOR USD + 1.400%
	2.275%, 12/15/22 (a)(b)	1,425
44,394	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	45,088
60,132	Series 1980, Class Z
	7.000%, 07/15/27 (b)	63,914
809,218	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	1.225%, 10/15/33 (a)(c)(d)	807,054
634,029	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.875%, 08/15/35 (a)	648,782
1,039,994	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	1.275%, 08/15/36 (a)	1,038,615
349,438	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	1.275%, 08/15/36 (a)	348,975
241,814	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	1.425%, 09/15/37 (a)	243,286
858,829	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	1.475%, 09/15/37 (a)	866,295
338,052	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	1.375%, 06/15/39 (a)(c)	338,872
133,979	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	1.245%, 03/15/41 (a)	133,811
41,744	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	34,109
731,101	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	1.225%, 11/15/43 (a)	728,840
1,074,074	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	1.375%, 12/15/44 (a)(c)	1,073,806
531,610	Series 4784, Class PK
	3.500%, 06/15/45 (d)	532,232
2,215,045	Series 4968, Class NP
	6.500%, 04/25/50 (d)	2,581,275
		9,486,379
	Federal National Mortgage Association REMIC - 4.14%
1,638,274	Series 2013-57, Class DK
	3.500%, 06/25/33	1,649,854
138,009	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	1.406%, 06/25/36 (a)	137,856
162,568	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	1.406%, 08/25/36 (a)(d)	162,392
94,115	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	1.456%, 08/25/37 (a)	94,229
113,119	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	1.436%, 11/25/40 (a)(d)	113,234
186,449	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	1.406%, 04/25/41 (a)(d)	186,411
236,163	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	227,320
236,221	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	227,053
594,482	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	1.506%, 07/25/42 (a)	596,279
1,675,867	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	1.606%, 10/25/43 (a)	1,690,291
2,475,240	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	1.606%, 10/25/43 (a)	2,496,357
2,988,548	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	1.406%, 09/25/46 (a)	2,984,250
3,245,106	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	1.506%, 11/25/46 (a)	3,256,285
1,863,600	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	1.406%, 05/25/47 (a)	1,854,963
2,036,244	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	1.356%, 01/25/48 (a)	2,019,530
615,440	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	1.846%, 04/25/48 (a)(c)	629,765
4,781,921	Series 2020-18, Class KD
	6.500%, 03/25/50	5,545,123
2,296,926	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	1.356%, 10/25/58 (a)	2,281,069
		26,152,261
	Government National Mortgage Association - 20.42%
10,458,782	Series 2020-176, Class MT
	5.000%, 11/20/50	11,012,085
2,638,933	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.958%, 03/20/67 (a)	2,624,964
3,017,479	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.838%, 01/20/68 (a)	2,991,439
5,103,764	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	0.431%, 06/20/68 (a)	5,005,901
5,805,661	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.327%, 06/20/68 (a)	5,705,176
5,218,890	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	1.088%, 06/20/69 (a)	5,195,917
17,782,766	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.879%, 04/20/70 (a)	17,694,437
3,605,468	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	1.078%, 05/20/70 (a)	3,590,124
9,973,698	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	1.049%, 02/20/71 (a)	9,947,943
9,540,686	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	1.249%, 03/20/71 (a)	9,612,583
17,998,772	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	1.449%, 04/20/71 (a)	18,313,577
10,081,093	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	1.399%, 04/20/71 (a)	10,236,368
19,305,597	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500%
	1.999%, 06/20/71 (a)	20,318,865
6,240,907	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500%
	1.999%, 07/20/71 (a)	6,572,448
		128,821,827
	Total Collateralized Mortgage Obligations	164,460,467
	(Cost $166,355,869)

MORTGAGE-BACKED OBLIGATIONS - 23.09%
	Federal Home Loan Mortgage Corporation - 0.68%
48,602	12 Month LIBOR USD + 1.840%
	2.370%, 11/01/34 (a)	48,400
1,343,424	3.000%, 11/01/34	1,337,124
94,050	H15T1Y + 2.250%
	2.510%, 08/01/35 (a)	97,614
127,755	12 Month LIBOR USD + 1.768%
	2.418%, 05/01/36 (a)	130,556
70,158	12 Month LIBOR USD + 1.890%
	2.627%, 03/01/42 (a)	71,933
2,717,199	3.000%, 02/01/47	2,633,693
		4,319,320
	Federal Home Loan Mortgage Corporation Gold - 1.75%
234	3.500%, 10/01/22	236
3,473,001	2.000%, 12/01/31	3,321,991
37,930	5.000%, 08/01/35	40,386
6,746	5.000%, 12/01/35	7,183
1,488,824	3.000%, 01/01/37	1,477,440
1,677,137	3.000%, 02/01/37	1,668,992
2,142,031	3.500%, 02/01/37	2,167,219
56,907	5.000%, 03/01/37	60,705
1,822,030	3.500%, 03/01/37	1,843,451
118,109	5.000%, 05/01/37	125,972
83,531	5.000%, 02/01/38	88,573
40,934	5.000%, 03/01/38	43,576
27,243	5.000%, 09/01/38	29,019
93,433	5.000%, 12/01/38	99,573
62,768	5.000%, 01/01/39	66,871
		11,041,187
	Federal National Mortgage Association - 8.17%
1,140,267	2.543%, 08/01/22 (a)	1,138,486
23,643	5.000%, 03/01/27	24,249
24,841	7.000%, 08/01/28	24,894
19,987	7.000%, 08/01/28	20,030
34,590	7.000%, 11/01/28	35,288
5,233,000	1 Month LIBOR USD + 0.520%
	1.323%, 05/01/29 (a)	5,231,872
52,062	2.500%, 02/01/32	51,225
7,131	7.000%, 02/01/32	7,514
58,039	7.000%, 05/01/32	60,974
151,224	H15T1Y + 2.625%
	2.998%, 09/01/32 (a)	150,926
2,887,174	4.000%, 04/01/33	2,960,823
150,880	H15T1Y + 2.215%
	2.215%, 07/01/33 (a)	158,697
123,119	12 Month LIBOR USD + 1.537%
	1.787%, 11/01/33 (a)	122,480
162,118	H15T1Y + 2.215%
	2.340%, 12/01/33 (a)	162,053
909,886	4.500%, 01/01/34	944,531
531,088	4.500%, 01/01/34	552,871
151,638	12 Month LIBOR USD + 1.533%
	2.699%, 04/01/34 (a)	150,765
56,944	H15T1Y + 2.185%
	2.185%, 08/01/34 (a)	57,080
466	6.000%, 09/01/34	498
71,052	12 Month LIBOR USD + 1.679%
	1.916%, 10/01/34 (a)	73,537
2,642,059	3.500%, 01/01/35	2,671,817
2,925,145	3.000%, 01/01/35	2,911,427
22,686	12 Month LIBOR USD + 1.670%
	2.295%, 03/01/35 (a)	22,577
2,408,487	2.500%, 03/01/35	2,345,588
42,545	12 Month LIBOR USD + 1.720%
	3.095%, 04/01/35 (a)	42,471
1,678,502	3.000%, 04/01/35	1,662,429
121,744	H15T1Y + 2.313%
	3.285%, 05/01/35 (a)	127,065
97,250	12 Month LIBOR USD + 1.413%
	2.059%, 05/01/35 (a)	99,566
52,729	6 Month LIBOR USD + 1.412%
	1.652%, 06/01/35 (a)	52,535
1,605,107	4.000%, 06/01/35	1,627,134
63,100	6 Month LIBOR USD + 1.498%
	1.909%, 08/01/35 (a)	63,327
156,573	12 Month LIBOR USD + 1.750%
	2.000%, 08/01/35 (a)	162,838
36,155	12 Month LIBOR USD + 2.435%
	2.685%, 09/01/35 (a)	36,314
75,200	H15T1Y + 2.085%
	2.085%, 10/01/35 (a)	75,258
283,037	12 Month LIBOR USD + 1.557%
	1.807%, 11/01/35 (a)	281,407
12,783,625	3.000%, 01/01/36	12,676,834
78,187	12 Month LIBOR USD + 1.737%
	2.487%, 03/01/36 (a)	77,815
6,913,126	2.000%, 03/01/36	6,539,939
104,942	12 Month US Treasury Average + 2.287%
	2.476%, 04/01/36 (a)	110,712
892,497	4.500%, 12/01/38	917,733
3,392,361	4.000%, 09/01/39	3,447,047
30,022	5.000%, 10/01/39	31,692
330,767	12 Month LIBOR USD + 1.745%
	2.198%, 05/01/42 (a)	340,024
84,614	12 Month LIBOR USD + 1.700%
	1.950%, 06/01/42 (a)	87,814
144,906	12 Month LIBOR USD + 1.685%
	1.935%, 10/01/42 (a)	147,438
216,296	12 Month LIBOR USD + 1.597%
	2.057%, 12/01/44 (a)	221,687
788,988	12 Month LIBOR USD + 1.610%
	3.146%, 04/01/47 (a)	786,111
730,395	12 Month LIBOR USD + 1.608%
	3.151%, 09/01/47 (a)	727,112
567,231	3.500%, 04/01/49	560,299
744,262	4.000%, 05/01/49	748,492
		51,531,295
	Government National Mortgage Association - 0.48%
17,022	H15T1Y + 1.500%
	1.875%, 05/20/42 (a)	17,242
14,976	H15T1Y + 1.500%
	1.875%, 06/20/42 (a)	15,170
83,016	H15T1Y + 1.500%
	1.625%, 07/20/42 (a)	83,540
8,611	H15T1Y + 1.500%
	1.750%, 10/20/42 (a)	8,647
16,530	H15T1Y + 1.500%
	1.750%, 12/20/42 (a)	16,598
2,828,922	12 Month LIBOR USD + 1.509%
	1.869%, 09/20/69 (a)	2,886,761
		3,027,958
	Uniform Mortgage Backed Securities - 12.01%
50,000,000	3.500%, 06/15/26 TBA (e)	50,331,054
25,000,000	4.500%, 06/15/41 TBA (e)	25,440,430
		75,771,484
	Total Mortgage-Backed Obligations	145,691,244
	(Cost $146,464,942)

MUNICIPAL BONDS - 0.97%
	City of New Orleans LA Sewerage Service Revenue
400,000	0.589%, 06/01/24	378,975
500,000	0.808%, 06/01/25	460,170
500,000	0.958%, 06/01/26	446,822
	City of New Orleans LA Water System Revenue
500,000	0.465%, 12/01/23	481,230
500,000	0.858%, 12/01/25	452,462
315,000	1.008%, 12/01/26	277,124
	City of New York NY
4,000,000	1.216%, 08/01/26	3,632,350
	Total Municipal Bonds	6,129,133
	(Cost $6,767,817)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 34.42%
	FHLMC, Multifamily Structured Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,191,210
172,377	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	172,412
414,972	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	1.163%, 02/25/24 (a)(c)	415,103
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	4,980,140
604,034	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	603,077
1,408,418	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	1.143%, 06/25/25 (a)(c)	1,407,214
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,046,283
3,000,000	Series K-055, Class A2
	2.673%, 03/25/26 (b)(c)	2,950,692
50,657	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	1.223%, 12/25/26 (a)(c)	50,657
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	1.413%, 10/25/28 (a)(c)	7,808,695
1,009,455	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,016,992
21,792,413	Series K-F125, Class AS
	30-day Average SOFR + 0.220%
	0.507%, 10/25/28 (a)(c)	21,728,627
3,330,740	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	1.343%, 02/25/29 (a)(c)	3,322,855
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	1.463%, 09/25/29 (a)(c)	5,044,902
17,123,791	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	1.133%, 10/25/30 (a)(c)	17,174,374
16,900,409	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.667%, 10/25/30 (a)(c)	16,875,638
13,078,004	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.537%, 12/25/30 (a)(c)	13,028,904
21,432,143	Series K-103, Class AS
	30-day Average SOFR + 0.240%
	0.527%, 01/25/31 (a)(c)	21,350,414
	FNMA
1,022,767	Series 2013-M6, Class 2A
	2.576%, 03/25/23 (a)	1,022,618
	GNMA
22,500,124	Series 2021-51, Class AC
	1.500%, 05/16/55 (b)	20,362,664
23,965,341	Series 2021-40, Class AD
	1.500%, 05/16/61 (b)	21,699,835
20,501,352	Series 2021-52, Class A
	1.500%, 05/16/61 (b)	18,531,830
13,895,669	Series 2021-68, Class AB
	1.500%, 12/16/61 (b)	12,530,746
17,325,100	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	15,897,907
	Total U.S. Government-Backed Obligations	217,213,789
	(Cost $228,241,075)

REPURCHASE AGREEMENTS - 11.77%
74,250,000	INTL FCStone Financial, Inc., 0.910%, Dated 05/31/2022, matures 06/01/2022,
	repurchase price $74,251,877 (collateralized by $608,563,680 par amount of
	Government Agencies, GNMA, FNMA, and FHLMC securities of
	0.250% to 9.500% due 10/15/22 to 09/20/70, total market value
	$76,016,347)	74,250,000
	Total Repurchase Agreements	74,250,000
	(Cost $74,250,000)

REGISTERED INVESTMENT COMPANY - 0.08%
481,196	First American Government Obligations Fund - Class X
	0.657%, 12/01/31 (f)	481,196
	Total Registered Investment Company	481,196
	(Cost $481,196)

	Total Investments - 107.63%	679,147,930
	(Cost $696,728,130)
	Net Other Assets and Liabilities - (7.63)%	(48,137,619)
	Net Assets - 100.00%	$631,010,311

	(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2022. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

	(b) The security has Sequential collateral.
	(c) The security has Structured collateral.
	(d) The security has PAC (Planned Amortization Class) collateral.
	(e) Represents or includes a TBA (To Be Announced) transaction.
	(f) Seven day yield as of May 31, 2022.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2022 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of Trust for Credit Unions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2022 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 5/31/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$8,995,452	$-	$8,995,452	$-
Asset Backed Securities	349,427	-	349,427	-
Collateralized Mortgage Obligations	764,196,923	-	764,196,923	-
Mortgage-Backed Obligations	136,478,234	-	136,478,234	-
Agency Debentures	1,250,000	-	-	1,250,000
U.S. Treasury Obligations	15,419,819	-	15,419,819	-
U.S. Government-Backed Obligations	94,524,418	-	94,524,418	-
Repurchase Agreements	175,000,000	-	175,000,000	-
	$1,196,214,273	$-	$1,194,964,273	$1,250,000

	Short Duration Portfolio
	Total Market Value at 5/31/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$70,922,101	$-	$70,922,101	$-
Collateralized Mortgage Obligations	164,460,467	-	164,460,467	-
Mortgage-Backed Obligations	145,691,244	-	145,691,244	-
Municipal Bonds	6,129,133	-	6,129,133	-
U.S. Government-Backed Obligations	217,213,789	-	217,213,789	-
Repurchase Agreements	74,250,000	-	74,250,000	-
Registered Investment Company	481,196	481,196	-	-
	$679,147,930	$481,196	$678,666,734	$-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2022:
	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2021	1,750,000
Gross sales	(500,000)
Fair Value, as of May 31, 2022	1,250,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2022, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities of $0 and $75,771,484 respectively.

E. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments, which may adversely affect the Portfolios’ performance.